REVENUE - Schedule of Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,454,877	$ 2,415,689	$ 2,095,939
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	490,469	526,585	454,380
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	461,460	447,592	351,880
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	502,707	443,972	385,207
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	315,052	281,178	187,346
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	227,943	256,854	255,238
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	233,825	252,580	261,233
Health Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	173,458	173,905	167,705
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 49,963	$ 33,023	$ 32,950